UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   199 Elm Street
           New Canaan, CT 06840-5321


Form 13F File Number: 28-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander M. Seaver
Title:  Managing Director
Phone:  (203) 972-8235

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander M. Seaver            New Canaan, CT 06840-5321          5/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      445,950
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ARC Document Solutions Inc        Common stock   00191G103   14,938  5,012,672 SH       SOLE                 5,012,672      0    0
Ascena Retail Group Inc           Common stock   04351G101   24,557  1,323,854 SH       SOLE                 1,323,854      0    0
Big 5 Sporting Goods Corp         Common stock   08915P101   50,324  3,223,819 SH       SOLE                 3,223,819      0    0
Builders FirstSource Inc          Common stock   12008R107   83,833 14,305,994 SH       SOLE                14,305,994      0    0
BlueLinx Holdings Inc             Common stock   09624H109   18,788  6,592,125 SH       SOLE                 6,592,125      0    0
Commercial Vehicle Group Inc      Common stock   202608105   22,630  2,901,285 SH       SOLE                 2,901,285      0    0
Dice Holdings Inc                 Common stock   253017107    5,401    533,179 SH       SOLE                   533,179      0    0
Ambassadors Group Inc             Common stock   023177108    4,950  1,148,381 SH       SOLE                 1,148,381      0    0
Intermountain Community Bancorp   Common stock   45881M308    4,968    387,822 SH       SOLE                   387,822      0    0
Grand Canyon Education Inc        Common stock   38526M106   20,779    818,388 SH       SOLE                   818,388      0    0
K12 Inc                           Common stock   48273U102   42,277  1,753,524 SH       SOLE                 1,753,524      0    0
Insperity Inc                     Common stock   45778Q107   72,428  2,552,967 SH       SOLE                 2,552,967      0    0
CafePress Inc                     Common stock   12769A103    3,948    656,928 SH       SOLE                   656,928      0    0
TechTarget Inc                    Common stock   87874R100      513    104,832 SH       SOLE                   104,832      0    0
Ubiquiti Networks Inc             Common stock   90347A100    9,998    728,715 SH       SOLE                   728,715      0    0
Universal Technical Institute Inc Common stock   913915104   45,555  3,606,894 SH       SOLE                 3,606,894      0    0
WSFS Financial Corp               Common stock   929328102   20,063    412,471 SH       SOLE                   412,471      0    0


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